FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Table)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of items designated as hedging instruments

		Carrying	Carrying	Changes in	Hedge	Amounts reclassified
	Nominal	Amount	Amount	fair value	ineffectiveness	from hedging reserve
	amount	Assets	Liabilities	in OCI	in profit or loss	to profit or loss	Line item in
	$ million	$ million	$million	$ million	$ million	$ million	profit or loss
At 31 December 2018
Foreign currency risk
Forward exchange contracts[1]	2,394	37	(22)	23	–	2	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(200)	–	(3)	–	–	–	N/A
At 31 December 2017
Foreign currency risk
Forward exchange contracts[1]	2,737	25	(45)	(24)	–	21	Cash flow hedges
Interest rate risk
Interest rate swaps[2]	(200)	–	(2)	–	–	–	N/A
1	Presented in Trade and other receivables and Trade and other payables on the Balance Sheet.
2	Presented in Trade and other payables on the Balance Sheet.

Currency and interest rate profile of interest bearing liabilities

							Fixed rate liabilities
								Weighted
								average
			Interest				Weighted	time
	Gross	Currency	rate	Total	Floating	Fixed rate	average	for which
	borrowings	swaps	swaps	liabilities	rate liabilities	liabilities	interest rate	rate is fixed
	$ million	$ million	$million	$ million	$ million	$ million	%	Years
At 31 December 2018
US Dollar	(1,142)	(193)	(3)	(1,338)	(483)	(855)	3.4	4.8
Other	(323)	(61)	–	(384)	(384)	–	–	–
Total interest bearing liabilities	(1,465)	(254)	(3)	(1,722)	(867)	(855)
At 31 December 2017
US Dollar	(1,428)	(291)	(2)	(1,721)	(866)	(855)	3.4	5.8
Other	(22)	(95)	–	(117)	(117)	–	–	–
Total interest bearing liabilities	(1,450)	(386)	(2)	(1,838)	(983)	(855)

Currency and interest rate profile of interest bearing assets

	Interest	Cash	Currency		Floating	Fixed
	rate swaps	at bank	swaps	Total assets	rate assets	rate assets
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2018
US Dollars	–	289	60	349	349	–
Other	–	76	193	269	269	–
Total interest bearing assets	–	365	253	618	618	–
At 31 December 2017
US Dollars	–	110	94	204	204	–
Other	–	59	294	353	353	–
Total interest bearing assets	–	169	388	557	557	–

Schedule of fair value of financial instruments

						Carrying
						amount			Fair value
	Fair value –			Fair value	Other
	hedging	Amortised	Fair value	through profit	financial
	instruments	cost	through OCI	or loss	liabilities	Total	Level 2	Level 3	Total
At 31 December 2018	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	36	–	–	–	–	36	36	–	36
Investments	–	–	–	34	–	34	–	34	34
Currency swaps	–	–	1	–	–	1	1	–	1
	36	–	1	34	–	71
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(99)	–	(99)	–	(99)	(99)
Forward foreign exchange contracts	(20)	–	–	–	–	(20)	(20)	–	(20)
Currency swaps	–	–	(2)	–	–	(2)	(2)	–	(2)
Interest rate swaps	(3)	–	–	–	–	(3)	(3)	–	(3)
	(23)	–	(2)	(99)	–	(124)
Financial assets not measured at fair value
Trade and other receivables	–	1,211	–	–	–	1,211
Cash at bank	–	365	–	–	–	365
	–	1,576	–	–	–	1,576
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	(28)	–	(28)
Bank overdrafts	–	–	–	–	(32)	(32)
Bank loans	–	–	–	–	(311)	(311)
Private placement debt in a hedge relationship	–	–	–	–	(197)	(197)
Private placement debt not in a hedge relationship	–	–	–	–	(925)	(925)
Trade and other payables	–	–	–	–	(858)	(858)
	–	–	–	(28)	(2,323)	(2,351)

During the year ended 31 December 2018, acquisition consideration decreased by $33m due to $29m of payments for acquisitions made in prior years and $4m of remeasurements. The fair value of contingent consideration is estimated using a discounted cash flow model. The valuation model considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the possible scenarios, which relate to the achievement of established milestones and targets, the amount to be paid under each scenario and the probability of each scenario. As a result, contingent consideration is classified as Level 3 within the fair value hierarchy.

						Carrying
						amount			Fair value
	Fair value –			Fair value	Other
	hedging	Amortised	Fair value	through profit	financial
	instruments	cost	through OCI	or loss	liabilities	Total	Level 2	Level 3	Total
At 31 December 2017	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Financial assets measured at fair value
Forward foreign exchange contracts	25	–	–	–	–	25	25	–	25
Investments	–	–	–	21	–	21	–	21	21
Currency swaps	–	–	3	–	–	3	3	–	3
	25	–	3	21	–	49
Financial liabilities measured at fair value
Acquisition consideration	–	–	–	(104)	–	(104)	–	(104)	(104)
Forward foreign exchange contracts	(45)	–	–	–	–	(45)	(45)	–	(45)
Currency swaps	–	–	(1)	–	–	(1)	(1)	–	(1)
Interest rate swaps	(2)	–	–	–	–	(2)	(2)	–	(2)
	(47)	–	(1)	(104)	–	(152)
Financial assets not measured at fair value
Trade and other receivables	–	1,148	–	–	–	1,148
Cash at bank	–	169	–	–	–	169
	–	1,317	–	–	–	1,317
Financial liabilities not measured at fair value
Acquisition consideration	–	–	–	(56)	–	(56)
Bank overdrafts	–	–	–	–	(14)	(14)
Bank loans	–	–	–	–	(313)	(313)
Private placement debt in a hedge relationship	–	–	–	–	(198)	(198)
Private placement debt not in a hedge relationship	–	–	–	–	(925)	(925)
Trade and other payables	–	–	–	–	(877)	(877)
	–	–	–	(56)	(2,327)	(2,383)